CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000	0
Common stock, shares issued	190,776,618	193,435,414	0
Common stock, shares outstanding	190,776,618	193,435,414	0